Expense Example - JLens 500 Jewish Advocacy U.S. ETF - JLens 500 Jewish Advocacy U.S. ETF CLASS	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230